Intangible assets and goodwill - Schedule of Intangible Assets (Detail) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Finite-Lived Intangible Assets [Line Items]
Cost	$ 97,520	$ 90,255
Accumulated amortization	46,417	41,854
Net book value	51,103	48,401
Power sales contracts
Finite-Lived Intangible Assets [Line Items]
Cost	56,540	53,777
Accumulated amortization	36,878	33,248
Net book value	19,662	20,529
Customer relationships
Finite-Lived Intangible Assets [Line Items]
Cost	26,799	26,796
Accumulated amortization	8,836	8,192
Net book value	17,963	18,604
Interconnection agreements
Finite-Lived Intangible Assets [Line Items]
Cost	14,181	9,682
Accumulated amortization	703	414
Net book value	$ 13,478	$ 9,268